State Street Materials Select Sector SPDR ETF Annual Fund Operating Expenses - State Street Materials Select Sector SPDR ETF - State Street Materials Select Sector SPDR ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.02%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.08%